OTHER INTANGIBLE ASSETS (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 27, 2013
Schedule of Intangible Assets Excluding Goodwill [Line Items]
Other intangible assets, net	$ 365,547,000		$ 365,547,000		$ 445,046,000
Deferred financing costs, net	24,467,000		24,467,000		21,958,000
Impairment of Intangible Assets (Excluding Goodwill) [Abstract]
Impairment of other intangible assets	(67,500,000)	0	(67,500,000)	0
Indefinite-Lived Trademarks, Carrying Amount Prior to Impairment	71,100,000		71,100,000
Customer Relationships [Member]
Schedule of Intangible Assets Excluding Goodwill [Line Items]
Other intangible assets, net	222,980,000		222,980,000		237,488,000
Trademarks [Member]
Schedule of Intangible Assets Excluding Goodwill [Line Items]
Other intangible assets, net	3,600,000		3,600,000		0
Impairment of Intangible Assets (Excluding Goodwill) [Abstract]
Finite-Lived Intangible Asset, Useful Life			6 months
Trademarks [Member]
Schedule of Intangible Assets Excluding Goodwill [Line Items]
Other intangible assets, net	$ 114,500,000		$ 114,500,000		$ 185,600,000